Derivative Instruments and Hedging Activities (Outstanding Derivative Instruments) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Mar. 29, 2018
Sale of Derivative Instruments Interest Rate Swap				$ (60,000,000.0)
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative, Notional Amount, Purchase (Sales), Net		$ 200,000,000.0	$ 140,000,000.0
Not Designated as Hedging Instrument [Member]
Derivative, Gain (Loss) on Derivative, Net	$ 900,000	3,200,000
Not Designated as Hedging Instrument [Member] | Commodity Contract - FTR [Member]
Derivative, Gain (Loss) on Derivative, Net	700,000	400,000
Not Designated as Hedging Instrument [Member] | Natural Gas [Member]
Derivative, Gain (Loss) on Derivative, Net	200,000	1,600,000
Not Designated as Hedging Instrument [Member] | Forward Contract Power [Member]
Derivative, Gain (Loss) on Derivative, Net	$ 0	$ 1,200,000
Tax-exempt First Mortgage Bonds - rates from: 2.49% - 2.93% (a) and 1.29% - 1.42% (b)
Long-term Debt, Gross			$ 140,000,000.0